Income Taxes, Breakdown of Net Deferred Tax Assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		$ 125,485,470	$ 116,614,520	$ 98,415,751
Deferred tax benefit in net profit for the year		12,920,451	13,810,280	1,455,448
Deferred tax from discontinued operations		0	0	1,808,298
Provisions [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		39,976,016	29,562,781
Deferred tax benefit in net profit for the year		(2,577,054)	15,065,996	1,759,784
Deferred Revenues [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		13,475,756	8,691,188
Deferred tax benefit in net profit for the year		560,731	1,767	(688,767)
Tax Losses Carry Forward [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		38,397,674	36,970,123
Deferred tax benefit in net profit for the year		508,256	8,575,209	1,202,546
Property, Plant and Equipment [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets	[1]	(3,830,404)	(8,699,418)
Deferred tax benefit in net profit for the year		(239,696)	2,157,776	1,696,734
Inventories [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		965,844	1,054,611
Deferred tax benefit in net profit for the year		12,715	669,382	253,932
Licenses and Rights of Use [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets	[1]	(13,293,040)	(2,621,672)
Deferred tax benefit in net profit for the year		372,803	141,060	229,244
Employee Benefits [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		35,455,273	34,663,794
Deferred tax benefit in net profit for the year		(3,431,627)	(3,224,333)	(6,148,504)
Other [Member]
Breakdown of Net Deferred Tax Assets [Abstract]
Net deferred tax assets		14,338,351	16,993,113
Deferred tax benefit in net profit for the year		$ 17,714,323	$ (9,576,577)	$ 3,150,479

[1]	As of December 31, 2023 and 2024, the balance included the effects of hyperinflation and revaluation of telecommunications towers.